OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Other Receivables [Abstract]
Capitalized fulfillment costs	$ 6,334,000	$ 2,289,000
Agent receivables	4,433,000	4,383,000
Advances	701,000	1,055,000
Claims receivables	810,000	579,000
Bunker receivables on time charter-out contracts	5,827,000	16,606,000
Other receivables	13,393,000	1,755,000
Other current assets	31,498,000	26,667,000
Allowance for doubtful accounts	$ 0	$ 0